Discontinued Operations - Summary of Disposition of Operating Results (Detail) - USD ($) $ in Thousands	3 Months Ended								7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Aug. 03, 2015	Oct. 05, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 19	$ 87,812	$ 103,970	$ 94,411	$ 85,979	$ 79,481	$ 90,234	$ 89,931
Operating income			9,838	(2,664)	4,979	3,810	7,370	7,607
Income from continuing operations before income taxes											$ 157,980	$ 20,419	$ 9,136
Income from discontinued operations	(2,098)	4,934	8,108	(3,963)	4,990	3,951	5,943	6,194			$ 6,981	21,078	7,764
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross profit	2	19,257	$ 26,936	$ 22,553	$ 20,953	$ 19,676	$ 24,006	$ 24,017
Operating income	$ (2)	$ 6,131
Discontinued Operations, Disposed of by Sale | CamelBak
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales									$ 96,519			148,675	139,943
Gross profit									41,415			62,672	61,355
Operating income									14,348			17,913	17,919
Income from continuing operations before income taxes									16,607			18,266	17,953
Provision for income taxes									5,010			3,144	2,198
Income from discontinued operations									$ 11,597			15,122	15,755
Discontinued Operations, Disposed of by Sale | American Furniture
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales										$ 122,420		129,696	104,885
Gross profit										11,613		11,817	8,314
Operating income										4,126		3,661	175
Income from continuing operations before income taxes										4,134		3,757	193
Provision for income taxes										81		28	13
Income from discontinued operations										$ 4,053		$ 3,729	$ 180